Earnings (Loss) per Share/Unit	12 Months Ended
Dec. 31, 2012
Earnings Per Share [Abstract]
Earnings (Loss) per Share/Unit
Earnings (Loss) per Share/Unit
Aimco
Aimco calculates earnings (loss) per share based on the weighted average number of shares of Common Stock, participating securities, common stock equivalents and dilutive convertible securities outstanding during the period. The following table illustrates Aimco’s calculation of basic and diluted earnings (loss) per share for the years ended December 31, 2012, 2011 and 2010 (in thousands, except per share data):

	2012	2011	2010
Numerator:
Loss from continuing operations	$(14,906)	$(135,603)	$(160,777)
(Income) loss from continuing operations attributable to noncontrolling interests	(13,733)	36,285	42,688
Income attributable to preferred stockholders	(49,888)	(45,852)	(53,590)
Income attributable to participating securities	(422)	(222)	—
Loss from continuing operations attributable to Aimco common stockholders	$(78,949)	$(145,392)	$(171,679)
Income from discontinued operations	$210,267	$77,439	$71,153
Income from discontinued operations attributable to noncontrolling interests	(49,172)	(35,208)	(24,792)
Income from discontinued operations attributable to Aimco common stockholders	$161,095	$42,231	$46,361
Net income (loss)	$195,361	$(58,164)	$(89,624)
Net (income) loss attributable to noncontrolling interests	(62,905)	1,077	17,896
Income attributable to preferred stockholders	(49,888)	(45,852)	(53,590)
Income attributable to participating securities	(422)	(222)	—
Net income (loss) attributable to Aimco common stockholders	$82,146	$(103,161)	$(125,318)
Denominator:
Denominator for basic earnings per share — weighted average number of shares of Common Stock outstanding	134,479	119,312	116,369
Effect of dilutive securities:
Dilutive potential common shares	—	—	—
Denominator for diluted earnings per share	134,479	119,312	116,369
Earnings (loss) per common share – basic and diluted:
Loss from continuing operations attributable to Aimco common stockholders	$(0.59)	$(1.22)	$(1.48)
Income from discontinued operations attributable to Aimco common stockholders	1.20	0.36	0.40
Net income (loss) attributable to Aimco common stockholders	$0.61	$(0.86)	$(1.08)
Dividends declared per common share	$0.76	$0.48	$0.30

The Aimco Operating Partnership
The Aimco Operating Partnership calculates earnings (loss) per unit based on the weighted average number of common partnership units and equivalents, participating securities and dilutive convertible securities outstanding during the period. The Aimco Operating Partnership considers both common partnership units and HPUs, which have identical rights to distributions and undistributed earnings, to be common units for purposes of the earnings per unit data presented below. The following table illustrates the Aimco Operating Partnership’s calculation of basic and diluted earnings (loss) per unit for the years ended December 31, 2012, 2011 and 2010 (in thousands, except per unit data):

	2012	2011	2010
Numerator:
Loss from continuing operations	$(14,906)	$(134,304)	$(159,918)
(Income) loss from continuing operations attributable to noncontrolling interests	(12,199)	32,475	34,761
Income attributable to the Partnership’s preferred unitholders	(56,384)	(52,535)	(58,554)
Income attributable to participating securities	(422)	(222)	—
Loss from continuing operations attributable to the Partnership’s common unitholders	$(83,911)	$(154,586)	$(183,711)
Income from discontinued operations	$210,267	$77,439	$71,153
Income from discontinued operations attributable to noncontrolling interests	(39,019)	(32,218)	(21,460)
Income from discontinued operations attributable to the Partnership’s common unitholders	$171,248	$45,221	$49,693
Net income (loss)	$195,361	$(56,865)	$(88,765)
(Income) loss attributable to noncontrolling interests	(51,218)	257	13,301
Income attributable to the Partnership’s preferred unitholders	(56,384)	(52,535)	(58,554)
Income attributable to participating securities	(422)	(222)	—
Net income (loss) attributable to the Partnership’s common unitholders	$87,337	$(109,365)	$(134,018)
Denominator:
Denominator for basic earnings per unit — weighted average number of common units outstanding	142,614	127,681	124,747
Effect of dilutive securities:
Dilutive potential common units	—	—	—
Denominator for diluted earnings per unit	142,614	127,681	124,747
Earnings (loss) per common unit – basic and diluted:
Loss from continuing operations attributable to the Partnership’s common unitholders	$(0.59)	$(1.21)	$(1.47)
Income from discontinued operations attributable to the Partnership’s common unitholders	1.20	0.35	0.40
Net income (loss) attributable to the Partnership’s common unitholders	$0.61	$(0.86)	$(1.07)
Distributions declared per unit	$0.76	$0.63	$0.30

Distributions declared per unit during the year ended December 31, 2011, includes a special distribution of $0.15 per unit which is discussed further in Note 13.
Aimco and the Aimco Operating Partnership
As of December 31, 2012, the common share or unit equivalents that could potentially dilute basic earnings per share or unit in future periods totaled 3.0 million. These securities represent options to purchase shares of Common Stock, which, if exercised, would result in Aimco’s issuance of additional shares and the Aimco Operating Partnership’s issuance to Aimco of additional common partnership units equal to the number of shares purchased under the options. These securities have been excluded from the earnings (loss) per share or unit computations for the years ended December 31, 2012, 2011 and 2010, because their effect would have been anti-dilutive. Participating securities, consisting primarily of unvested restricted shares of Common Stock, receive dividends similar to shares of Common Stock and common partnership units and totaled 0.5 million, 0.5 million and 0.6 million at December 31, 2012, 2011 and 2010, respectively. The effect of participating securities is included in basic and diluted earnings (loss) per share and unit computations for the periods presented above using the two-class method of allocating distributed and undistributed earnings.
As discussed in Note 13, the Aimco Operating Partnership has various classes of preferred OP Units, which may be redeemed at the holders’ option. The Aimco Operating Partnership may redeem these units for cash or at its option, shares of Common Stock. During the periods presented, no common share equivalents related to these preferred OP Units have been included in earnings per share computations because their effect was antidilutive.